Fair Value Measurements (Tables)	9 Months Ended
Sep. 30, 2016
Fair Value Disclosures [Abstract]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Table Text Block]
The Company has re-measured the liability to estimated fair value at September 30, 2016, using the Black-Scholes option pricing model with the following assumptions:

September 30, 2016
Risk-free interest rate	1.18%
Expected volatility	73.8%
Expected term	5.2 years
Expected dividend yield	0%

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
The following fair value hierarchy table presents information about the Company’s financial assets and liabilities measured at fair value on a recurring basis as of September 30, 2016:

	Fair Value Measurement as of September 30, 2016
	(In thousands)
	Level 1	Level 2	Level 3	Total

Warrant liability	$-	$-	$846	$846
Total	$-	$-	$846	$846

Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
The following table presents a reconciliation of the Company’s liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the nine months ended September 30, 2016:

Warrant Liability
(in thousands)
Balance at December 31, 2015	$-
Issuance of warrants	1,281
Change in fair value upon re-measurement	(435)
Balance at September 30, 2016	$846